Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of Cash, Cash Equivalents and Restricted Cash (Parentheticals)	12 Months Ended
Dec. 31, 2022
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Annual average interest rates	3.95%